FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy O'Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Timothy O'Brien
-----------------------------
(Signature)

New York, New York
-----------------------------
(City, State)

August 12, 2005
-----------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 134

Form 13F Information Table Value Total: $1,489,810 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 6/30/05                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:   Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V

99 CENTS ONLY STORES             COM              65440K-10-6     280    22,000 SHS   SOLE                   22,000  -      -
ABGENIX INC                      NOTE 3.500% 3/1  00339B-AB-3   4,744 5,000,000 NOTE  SOLE                      -    -      -
ACXIOM CORP                      COM              005125-10-9   4,907   235,000 SHS   SOLE                  235,000  -      -
ADC TELECOMMUNICATIONS           COM              000886-30-9     698    32,043 SHS   SOLE                   32,043  -      -
AES CORP/THE                     COM              00130H-10-5     819    50,000 SHS   SOLE                   50,000  -      -
ALAMOSA HOLDINGS INC             COM              011589-10-8   4,309   310,004 SHS   SOLE                  310,004  -      -
ALEXION PHARMACEUTICALS INC      COM              015351-10-9     514    22,300 SHS   SOLE                   22,300  -      -
ALLETE INC                       COM              018522-30-0   6,228   124,800 SHS   SOLE                  124,800  -      -
ALLIANT ENERGY CORP              COM              018802-10-8   5,104   181,300 SHS   SOLE                  181,300  -      -
AMERICAN INTERNATIONAL GROUP INC COM              026874-10-7     291     5,000 SHS   SOLE                    5,000  -      -
AMERICAN STANDARD COS INC        COM              029712-10-6   1,886    45,000 SHS   SOLE                   45,000  -      -
AMERITRADE HOLDINGCORP           COM              03074K-10-0  16,191   870,000 SHS   SOLE                  870,000  -      -
AMYLIN PHARMACEUTICALS INC       NOTE 2.250% 6/3  032346-AB-4   7,162 7,500,000 NOTE  SOLE                      -    -      -
ANDREW CORP                      NOTE 3.250% 8/1  034425-AB-4   8,482 7,500,000 NOTE  SOLE                      -    -      -
AON CORP JAN 2007 $20 CALLS      CALL             037389-10-3     382    15,000 CALL  SOLE                      -    -      -
ARMOR HOLDINGS                   NOTE 2.000% 11/0 042260-AC-3   7,282 7,500,000 NOTE  SOLE                      -    -      -
BANK OF NEW YORK CO              COM              064057-10-2   1,295    45,000 SHS   SOLE                   45,000  -      -
BEST BUY CO INC                  COM              086516-10-1   1,248    18,200 SHS   SOLE                   18,200  -      -
BOEING CO                        COM              097023-10-5   2,310    35,000 SHS   SOLE                   35,000  -      -
BONE CARE INTERNATIONAL INC      COM              098072-10-1  25,260   765,929 SHS   SOLE                  765,929  -      -
CARMAX INC                       COM              143130-10-2   4,264   160,000 SHS   SOLE                  160,000  -      -
CENTURYTEL INC                   COM              156700-10-6   1,974    57,000 SHS   SOLE                   57,000  -      -
CHIRON CORP                      COM              170040-10-9     317     9,100 SHS   SOLE                    9,100  -      -
CINTAS CORP                      COM              172908-10-5   2,509    65,000 SHS   SOLE                   65,000  -      -
CMS ENERGY CORP                  COM              125896-10-0   6,401   425,000 SHS   SOLE                  425,000  -      -
COINSTAR INC                     COM              19259P-30-0   1,522    67,200 SHS   SOLE                   67,200  -      -
COMCAST CORP                     CL A             20030N-10-1   2,147    70,000 SHS   SOLE                   70,000  -      -
CONMED CORP                      NOTE 2.500% 11/1 207410-AD-3   4,052 4,000,000 NOTE  SOLE                      -    -      -
CONSOLIDATED EDISON INC          COM              209115-10-4   2,810    60,000 SHS   SOLE                   60,000  -      -
COOPER CAMERON CORP              COM              216640-10-2     987    15,900 SHS   SOLE                   15,900  -      -
CREDENCE SYSTEMS CORP            NOTE 1.500% 5/1  225302-AF-5   7,936 8,000,000 NOTE  SOLE                      -    -      -
CUNO INC                         COM              126583-10-3  44,266   619,622 SHS   SOLE                  619,622  -      -
DARLING INTERNATIONAL INC        COM              237266-10-1     929   247,700 SHS   SOLE                  247,700  -      -
DDI CORP                         COM PAR $.001    233162-30-4     772   391,950 SHS   SOLE                  391,950  -      -
DYNEGY INC                       CL A             26816Q-10-1     802   165,000 SHS   SOLE                  165,000  -      -
ECHOSTAR COMM CORP               CL A             278762-10-9   5,033   166,874 SHS   SOLE                  166,874  -      -
EFUNDS CORP                      COM              28224R-10-1  12,217   679,100 SHS   SOLE                  679,100  -      -
EL PASO ELECTRIC CO              COM              283677-85-4   5,117   250,200 SHS   SOLE                  250,200  -      -
ENTERGY CORP                     COM              29364G-10-3     756    10,000 SHS   SOLE                   10,000  -      -
ENVIROMENTAL POWER CORP          COM              29406L-20-1     192    34,285 SHS   SOLE                   34,285  -      -
EQUITABLE RESOURCES INC          COM              294549-10-0   6,113    89,900 SHS   SOLE                   89,900  -      -
EXELON CORP                      COM              30161N-10-1   7,741   150,800 SHS   SOLE                  150,800  -      -
EXXON MOBIL CORP                 COM              30231G-10-2   8,333   145,000 SHS   SOLE                  145,000  -      -
FEDEX CORP                       COM              31428X-10-6   1,620    20,000 SHS   SOLE                   20,000  -      -
GENCORP INC                      COM              368682-10-0  69,022 3,583,700 SHS   SOLE                3,583,700  -      -
GENCORP INC NOTE                 SDVC 2.250% 11/1 368682-AL-4   4,410 4,000,000 NOTE  SOLE                      -    -      -
GENERAL ELECTRIC CO              COM              369604-10-3   1,906    55,000 SHS   SOLE                   55,000  -      -
GENERAL MOTORS CORP              COM              370442-10-5  10,200   300,000 SHS   SOLE                  300,000  -      -
GENERAL MOTORS CORP PFD          DEB SR CONV A    370442-74-1  16,173   665,000 SHS   SOLE                  665,000  -      -
GENERAL MOTORS DEB SR CONV B     DEB SR CONV B    370442-73-3     748    40,000 SHS   SOLE                   40,000  -      -
GENZYME CORP                     COM              372917-10-4   3,023    50,300 SHS   SOLE                   50,300  -      -
GOLDCORP INC CW07                W EX 05/30/200   380956-14-4   6,109 2,317,800 WTS   SOLE                      -    -      -
GOLDCORP INC CW09                W EX 05/30/201   380956-16-9   2,903 1,101,300 WTS   SOLE                      -    -      -
GOLDMAN SACHS INC                COM              38141G-10-4   3,061    30,000 SHS   SOLE                   30,000  -      -
GRAFTECH INTL                    DBCV 1.625% 1/1  384313-AB-8   2,669 4,000,000 NOTE  SOLE                      -    -      -
GREAT LAKES CHEM CORP            COM              390568-10-3   1,050    33,360 SHS   SOLE                   33,360  -      -
HARMAN INTL INDS INC             COM              413086-10-9     610     7,500 SHS   SOLE                    7,500  -      -
HAWAIIAN HOLDINGS INC            COM              419879-10-1     628   155,000 SHS   SOLE                  155,000  -      -
HAYES LEMMERZ INTL INC           COM              420781-30-4   3,560   500,000 SHS   SOLE                  500,000  -      -
HOME DEPOT INC                   COM              437076-10-2     672    17,270 SHS   SOLE                   17,270  -      -
IAC/INTERACTIVECORP              COM              44919P-10-2   1,802    75,000 SHS   SOLE                   75,000  -      -
KEYSPAN CORP                     COM              49337W-10-0   7,623   187,300 SHS   SOLE                  187,300  -      -
KNIGHT-RIDDER INC                COM              499040-10-3   1,687    27,500 SHS   SOLE                   27,500  -      -
KNOLOGY INC                      COM              499183-80-4     210   110,000 SHS   SOLE                  110,000  -      -
KOHLS CORP                       COM              500255-10-4  15,029   268,800 SHS   SOLE                  268,800  -      -
KRISPY KREME DOUGHNUTS INC
  AUG 05 5 PUTS                  PUT              501014-10-4     577    80,000 PUT   SOLE                      -    -      -
LAMAR ADVERTISING CO CL A        CL A             512815-10-1   3,567    83,400 SHS   SOLE                   83,400  -      -
LIBERTY MEDIA CORP CL A          COM SER A        530718-10-5 167,227 16,410,888SHS   SOLE               16,410,888  -      -
LYON WILLIAM HOMES INC           COM              552074-10-6  20,120   207,400 SHS   SOLE                  207,400  -      -
MASCO CORP                       NOTE 7/2         574599-AW-6   3,480 7,500,000 NOTE  SOLE                      -    -      -
MAVERICK TUBE CORP               NOTE 4.000% 6/1  577914-AB-0   1,666 1,350,000 NOTE  SOLE                      -    -      -
MERCURY INTERACTIVE CORP STK     COM              589405-10-9   1,074    28,000 SHS   SOLE                   28,000  -      -
MERRILL LYNCH & CO               COM              590188-10-8   2,200    40,000 SHS   SOLE                   40,000  -      -
MGI PHARMA INC                   COM              552880-10-6     746    34,300 SHS   SOLE                   34,300  -      -
MICROSOFT                        COM              594918-10-4   2,111    85,000 SHS   SOLE                   85,000  -      -
MITTAL STEEL CO NV               NY REG SH CL A   60684P-10-1   8,841   372,400 SHS   SOLE                  372,400  -      -
MONSTER WORLDWIDE INC            COM              611742-10-7   2,793    97,400 SHS   SOLE                   97,400  -      -
MORGAN STANLEY                   COM              617446-44-8   2,361    45,000 SHS   SOLE                   45,000  -      -
NASDAQ 100 SEPT 05 36 PUTS       PUT              631100-10-4   4,551   115,000 PUT   SOLE                      -    -      -
NCI BUILDING SYSTEM INC          NOTE 2.125% 11/1 628852-AG-0  10,081 10,000,000NOTE  SOLE                      -    -      -
NCO GROUP INC                    COM              628858-10-2     427    19,720 SHS   SOLE                   19,720  -      -
NEWS CORP INC CL A - SPONS ADR   CL A             65248E-10-4  39,324 2,430,435 SHS   SOLE                2,430,435  -      -
NEWS CORP INC CL B - SPONS ADR   CL B             65248E-20-3   4,230   250,900 SHS   SOLE                  250,900  -      -
NIKU CORP                        COM              654113-70-3  14,500   699,475 SHS   SOLE                  699,475  -      -
NISOURCE INC                     COM              65473P-10-5   3,967   160,400 SHS   SOLE                  160,400  -      -
NRG ENERGY INC                   COM              629377-50-8   8,821   234,600 SHS   SOLE                  234,600  -      -
NS GROUP INC                     COM              628916-10-8   8,248   253,720 SHS   SOLE                  253,720  -      -
NTL INC                          COM              62940M-10-4   8,553   125,000 SHS   SOLE                  125,000  -      -
OGE ENERGY CORP                  COM              670837-10-3     724    25,000 SHS   SOLE                   25,000  -      -
ON SEMICONDUCTOR CORP            NOTE 4/1         682189-AB-1  11,007 15,000,000NOTE  SOLE                      -    -      -
OVERNITE CORP                    COM              690322-10-2  58,076 1,351,227 SHS   SOLE                1,351,227  -      -
PEP BOYS INC                     NOTE 4.25% 6/0   713278-AP-4   7,745 8,000,000 NOTE  SOLE                      -    -      -
PETROLEO BRASILEIRO SA - A       SPONSORED ADR    71654V-10-1   7,675   166,708 SHS   SOLE                  166,708  -      -
PETSMART INC                     COM              716768-10-6   3,278   108,000 SHS   SOLE                  108,000  -      -
PG&E CORP                        COM              69331C-10-8     939    25,000 SHS   SOLE                   25,000  -      -
PHH CORP                         COM              693320-20-2  56,931 2,213,500 SHS   SOLE                2,213,500  -      -
PRIMEDIA INC                     COM              74157K-10-1     506   125,000 SHS   SOLE                  125,000  -      -
PROCTER & GAMBLE CO              COM              742718-10-9   1,846    35,000 SHS   SOLE                   35,000  -      -
QUALCOMM INC                     COM              747525-10-3     231     7,000 SHS   SOLE                    7,000  -      -
QWEST COMMUNICATIONS             COM              749121-10-9     371   100,000 SHS   SOLE                  100,000  -      -
ROBERT HALF INTERNATIONAL INC    COM              770323-10-3   1,249    50,000 SHS   SOLE                   50,000  -      -
ROSS STORES INC                  COM              778296-10-3     578    20,000 SHS   SOLE                   20,000  -      -
RYERSON TULL INC                 NOTE 3.500% 11/0 78375P-AD-9   6,916 7,500,000 NOTE  SOLE                      -    -      -
SBC COMMUNICATIONS INC           COM              78387G-10-3   4,574   192,600 SHS   SOLE                  192,600  -      -
SEPRACOR INC                     NOTE 10/1        817315-AW-4   7,647 7,500,000 NOTE  SOLE                      -    -      -
SERACARE LIFE SCIENCES INC       COM              81747Q-10-0     700    50,000 SHS   SOLE                   50,000  -      -
SERENA SOFTWARE INC              COM              817492-10-1   8,279   428,969 SHS   SOLE                  428,969  -      -
SOURCECORP                       COM              836167-10-6   4,233   213,564 SHS   SOLE                  213,564  -      -
SOUTHERN UNION CO                COM              844030-10-6   3,241   132,000 SHS   SOLE                  132,000  -      -
SPORTS AUTHORITY INC/THE         COM              84917U-10-9   5,088   160,000 SHS   SOLE                  160,000  -      -
STAGE STORES INC                 COM              85254C-30-5   3,367    77,222 SHS   SOLE                   77,222  -      -
STARWOOD HOTELS & RESORTS        NOTE 3.500% 5/1  85590A-AJ-3   9,025 7,500,000 NOTE  SOLE                      -    -      -
SUNCOR ENERGY                    COM              867229-10-6   4,259    90,000 SHS   SOLE                   90,000  -      -
SUPERIOR ESSEX CORP              COM              86815V-10-5  10,056   567,800 SHS   SOLE                  567,800  -      -
SYMANTEC CORP                    COM              871503-10-8   1,196    55,000 SHS   SOLE                   55,000  -      -
TELEWEST GLOBAL INC              COM              87956T-10-7  45,186 1,983,580 SHS   SOLE                1,983,580  -      -
TIME WARNER INC                  COM              887317-10-5   5,021   300,450 SHS   SOLE                  300,450  -      -
TITAN CORP                       COM              888266-10-3  19,328   849,955 SHS   SOLE                  849,955  -      -
TJX COS INC                      COM              872540-10-9   1,339    55,000 SHS   SOLE                   55,000  -      -
TOYS R US INC                    COM              892335-10-0  80,454 3,038,300 SHS   SOLE                3,038,300  -      -
TURKCELL ILETISIM HIZMET AS      SPONSORED ADR    900111-20-4   1,827   144,402 SHS   SOLE                  144,402  -      -
UNIAO DE BANCOS BRASILEIROS SA   GDR REP PFD UT   90458E-10-7  18,723   484,800 SHS   SOLE                  484,800  -      -
URBAN OUTFITTERS INC             COM              917047-10-2   1,173    20,700 SHS   SOLE                   20,700  -      -
US UNWIRED INC                   COM              90338R-10-4   1,979   339,990 SHS   SOLE                  339,990  -      -
UTSTARCOM INC                    NOTE 0.875% 3/0  918076-AB-6   3,537 5,000,000 NOTE  SOLE                      -    -      -
VERITAS SOFTWARE CORP            COM              923436-10-9 164,686 6,749,427 SHS   SOLE                6,749,427  -      -
VIACOM INC - B                   CL B             925524-30-8  44,389 1,386,300 SHS   SOLE                1,386,300  -      -
VISHAY INTERTECHNOLOGY INC       COM              928298-10-8     604    50,900 SHS   SOLE                   50,900  -      -
WAL-MART STORES INC              COM              931142-10-3   2,699    56,000 SHS   SOLE                   56,000  -      -
WESTERN WIRELESS CORP            CL A             95988E-20-4 169,107 3,997,800 SHS   SOLE                3,997,800  -      -
WILLIAMS COS INC                 COM              969457-10-0     285    15,000 SHS   SOLE                   15,000  -      -
WILLIAMS SONOMA INC              COM              969904-10-1   7,867   198,800 SHS   SOLE                  198,800  -      -
XILINX INC                       COM              983919-10-1     485    19,000 SHS   SOLE                   19,000  -      -
ZILOG INC                        COM              989524-30-1     622   147,400 SHS   SOLE                  147,400  -      -


                                               Value Total $1,489,810

                                               Entry Total:       134